[LOGO] Columbia Management Group
Mail Stop: MA DE 11511E
One Financial Center
Boston, MA 02111-2621
617 345.0919

August 3, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Columbia Funds Trust IV (Trust)
          Columbia Municipal Money Market Fund (Fund)
          File Nos. 811-2865 & 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated August 1, 2004 for the Fund do not differ from those contained in Post-Effective Amendment No. 69 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2004 (Accession Number 0000021847-04-000186).

The Fund's Prospectuses and Statement of Additional Information dated
August 1, 2004, are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.


Very truly yours,

Columbia Funds Trust IV



/s/ Vincent Pietropaolo
Assistant Secretary